Fair Value Assumptions Used in Accounting for Derivative Warrant Liability - Derivative Liabilities (Details 1) - $ / shares			12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current exercise price	$ 0.03	$ .03	$ .03	$ 0.03
Time to expiration	2 years 7 months	3 years 3 months	3 years 6 months 18 days	3 years 6 months
Risk-free interest rate	0.91%	1.02%	1.02%	0.49%
Estimated volatility	79.00%	80.00%	80.00%	85.00%
Dividend	0.00%	0.00%	0.00%	0.00%
Stock price at period end date	$ 0.0225	$ .021	$ .021	$ .035	$ .0325	$ .034	$ .038	$ .0925